Report of Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) economicScenario	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economic scenarios | economicScenario	4
Consensus upside scenario | UK | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	11.00%	11.30%
Consensus upside scenario | UK | 1–2 years
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Unemployment rate (%)	3.20%	3.50%
House prices (annual average growth rate, %)	20.00%	24.20%
Inflation (annual average growth rate, %)	3.50%	1.40%
Central bank policy rate (annual average, %)	3.90%	3.60%
Consensus upside scenario | US | Less than 1 year
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GDP (annual average growth rate, %)	15.20%	13.60%
Consensus upside scenario | US | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.50%	3.60%
House prices (annual average growth rate, %)	23.20%	23.60%
Inflation (annual average growth rate, %)	3.60%	1.60%
Central bank policy rate (annual average, %)	3.90%	3.60%
Consensus upside scenario | Hong Kong | Less than 1 year
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GDP (annual average growth rate, %)	20.70%	21.40%
Consensus upside scenario | Hong Kong | 1–2 years
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Unemployment rate (%)	2.80%	2.90%
House prices (annual average growth rate, %)	19.40%	25.30%
Inflation (annual average growth rate, %)	2.90%	(0.10%)
Central bank policy rate (annual average, %)	4.20%	4.00%
Consensus upside scenario | Mainland China | Less than 1 year
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GDP (annual average growth rate, %)	28.60%	27.50%
Consensus upside scenario | Mainland China | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	4.70%	4.90%
House prices (annual average growth rate, %)	14.90%	9.80%
Inflation (annual average growth rate, %)	1.50%	(1.00%)
Central bank policy rate (annual average, %)	3.40%	2.70%
Consensus upside scenario | France | Less than 1 year
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GDP (annual average growth rate, %)	8.50%	8.90%
Consensus upside scenario | France | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.60%	6.40%
House prices (annual average growth rate, %)	22.60%	22.80%
Inflation (annual average growth rate, %)	2.40%	0.10%
Central bank policy rate (annual average, %)	2.50%	1.40%
Consensus upside scenario | UAE | Less than 1 year
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GDP (annual average growth rate, %)	29.00%	28.90%
Consensus upside scenario | UAE | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	2.00%	2.20%
House prices (annual average growth rate, %)	22.20%	26.10%
Inflation (annual average growth rate, %)	3.10%	0.60%
Central bank policy rate (annual average, %)	3.90%	3.60%
Consensus upside scenario | Mexico | Less than 1 year
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GDP (annual average growth rate, %)	16.90%	13.60%
Consensus upside scenario | Mexico | 1–2 years
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Unemployment rate (%)	2.80%	3.00%
House prices (annual average growth rate, %)	29.50%	31.70%
Inflation (annual average growth rate, %)	4.20%	3.10%
Central bank policy rate (annual average, %)	8.10%	7.60%
Consensus downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
US tariff rate	19.00%
Oil price per barrel, minimum	$ 40
Consensus downside scenario | UK | Less than 1 year
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GDP (annual average growth rate, %)	(0.20%)	(1.00%)
Consensus downside scenario | UK | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.20%	6.10%
House prices (annual average growth rate, %)	(4.10%)	(4.50%)
Inflation (annual average growth rate, %)	1.30%	3.40%
Central bank policy rate (annual average, %)	2.20%	5.00%
Consensus downside scenario | US | Less than 1 year
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GDP (annual average growth rate, %)	(0.80%)	(0.60%)
Consensus downside scenario | US | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	5.30%	5.30%
House prices (annual average growth rate, %)	(3.10%)	(0.20%)
Inflation (annual average growth rate, %)	3.40%	4.50%
Central bank policy rate (annual average, %)	4.60%	4.80%
Consensus downside scenario | Hong Kong | Less than 1 year
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GDP (annual average growth rate, %)	(1.70%)	(4.50%)
Consensus downside scenario | Hong Kong | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	4.80%	5.10%
House prices (annual average growth rate, %)	(3.80%)	(1.90%)
Inflation (annual average growth rate, %)	0.10%	3.10%
Central bank policy rate (annual average, %)	5.00%	5.20%
Consensus downside scenario | Mainland China | Less than 1 year
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GDP (annual average growth rate, %)	(1.70%)	(2.50%)
Consensus downside scenario | Mainland China | 1–2 years
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Unemployment rate (%)	6.80%	6.90%
House prices (annual average growth rate, %)	(5.60%)	(12.80%)
Inflation (annual average growth rate, %)	(2.90%)	2.00%
Central bank policy rate (annual average, %)	1.50%	3.00%
Consensus downside scenario | France | Less than 1 year
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GDP (annual average growth rate, %)	(0.40%)	(0.60%)
Consensus downside scenario | France | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	8.60%	8.30%
House prices (annual average growth rate, %)	0.70%	(0.30%)
Inflation (annual average growth rate, %)	0.40%	2.60%
Central bank policy rate (annual average, %)	0.60%	3.20%
Consensus downside scenario | UAE | Less than 1 year
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GDP (annual average growth rate, %)	0.40%	0.30%
Consensus downside scenario | UAE | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.20%	3.40%
House prices (annual average growth rate, %)	(3.40%)	(0.40%)
Inflation (annual average growth rate, %)	0.50%	2.80%
Central bank policy rate (annual average, %)	4.60%	4.80%
Consensus downside scenario | Mexico | Less than 1 year
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GDP (annual average growth rate, %)	(1.00%)	(2.10%)
Consensus downside scenario | Mexico | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.80%	4.10%
House prices (annual average growth rate, %)	0.60%	2.10%
Inflation (annual average growth rate, %)	4.70%	7.40%
Central bank policy rate (annual average, %)	9.50%	11.50%
Downside 2 scenario
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US tariff rate	25.00%
Oil price per barrel, minimum	$ 30
Downside 2 scenario | UK | Less than 1 year
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GDP (annual average growth rate, %)	(5.30%)	(9.10%)
Downside 2 scenario | UK | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	8.90%	8.40%
House prices (annual average growth rate, %)	(24.20%)	(27.20%)
Inflation (annual average growth rate, %)	(1.90%)	10.10%
Central bank policy rate (annual average, %)	1.40%	5.50%
Downside 2 scenario | US | Less than 1 year
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GDP (annual average growth rate, %)	(4.50%)	(4.10%)
Downside 2 scenario | US | 1–2 years
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Unemployment rate (%)	9.00%	9.30%
House prices (annual average growth rate, %)	(17.10%)	(15.80%)
Inflation (annual average growth rate, %)	4.10%	4.90%
Central bank policy rate (annual average, %)	4.70%	5.50%
Downside 2 scenario | Hong Kong | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(9.30%)	(10.10%)
Downside 2 scenario | Hong Kong | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	7.00%	7.10%
House prices (annual average growth rate, %)	(19.60%)	(34.40%)
Inflation (annual average growth rate, %)	(1.70%)	3.60%
Central bank policy rate (annual average, %)	5.00%	5.90%
Downside 2 scenario | Mainland China | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(6.00%)	(8.70%)
Downside 2 scenario | Mainland China | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	7.00%	7.10%
House prices (annual average growth rate, %)	(23.10%)	(30.50%)
Inflation (annual average growth rate, %)	(6.50%)	3.80%
Central bank policy rate (annual average, %)	1.20%	3.50%
Downside 2 scenario | France | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(6.20%)	(7.90%)
Downside 2 scenario | France | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	10.70%	10.40%
House prices (annual average growth rate, %)	(5.90%)	(14.00%)
Inflation (annual average growth rate, %)	(0.60%)	7.60%
Central bank policy rate (annual average, %)	0.10%	4.20%
Downside 2 scenario | UAE | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(5.70%)	(6.80%)
Downside 2 scenario | UAE | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.90%	5.00%
House prices (annual average growth rate, %)	(30.50%)	(13.20%)
Inflation (annual average growth rate, %)	0.30%	3.70%
Central bank policy rate (annual average, %)	4.70%	5.60%
Downside 2 scenario | Mexico | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(10.00%)	(10.50%)
Downside 2 scenario | Mexico | 1–2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	5.20%	5.60%
House prices (annual average growth rate, %)	0.60%	2.00%
Inflation (annual average growth rate, %)	4.80%	7.90%
Central bank policy rate (annual average, %)	9.90%	12.10%